Earnings (Loss) per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings (Loss) per Share	Earnings (loss) per share is computed using the weighted average number of Common Shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), “Earnings per Share”.

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31:

	2017	2016
Net (loss) attributable to Common Stock	$(1,040,236)	$(3,496,687)
Basic weighted average outstanding shares of Common Stock	872,685,608	424,874,458
Dilutive effects of common share equivalents	-0-	-0-
Dilutive weighted average outstanding shares of common stock	872,685,608	424,874,458
Net loss per share of Common Stock
Basic and Diluted	$(0.00)	$(0.01)